Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.33550%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,002,869.04

Principal:
Principal Collections	$13,089,752.19
Prepayments in Full	$6,898,772.39
Liquidation Proceeds	$117,142.39
Recoveries	$71,326.12
Sub Total	$20,176,993.09
Collections	$21,179,862.13

Purchase Amounts:
Purchase Amounts Related to Principal	$182,159.91
Purchase Amounts Related to Interest	$718.55
Sub Total	$182,878.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,362,740.59

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,362,740.59
Servicing Fee	$332,535.18	$332,535.18	$0.00	$0.00	$21,030,205.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,030,205.41
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,030,205.41
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,030,205.41
Interest - Class A-3 Notes	$348,501.93	$348,501.93	$0.00	$0.00	$20,681,703.48
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$20,485,666.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,485,666.15
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$20,422,506.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,422,506.15
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$20,377,227.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,377,227.15
Regular Principal Payment	$18,516,011.36	$18,516,011.36	$0.00	$0.00	$1,861,215.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,861,215.79
Residual Released to Depositor	$0.00	$1,861,215.79	$0.00	$0.00	$0.00
Total		$21,362,740.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,516,011.36
Total					$18,516,011.36

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,516,011.36	$53.51	$348,501.93	$1.01	$18,864,513.29	$54.52
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$18,516,011.36	$17.59	$652,978.26	$0.62	$19,168,989.62	$18.21

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$187,534,671.83	0.5419137	$169,018,660.47	0.4884085
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$345,194,671.83	0.3279012	$326,678,660.47	0.3103128

Pool Information
Weighted Average APR	2.982%	2.974%
Weighted Average Remaining Term	35.22	34.37
Number of Receivables Outstanding	22,372	21,766
Pool Balance	$399,042,213.38	$378,607,847.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$369,603,804.82	$350,781,277.97
Pool Factor	0.3494036	0.3315112

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$27,826,569.11
Targeted Overcollateralization Amount	$51,929,186.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,929,186.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$146,539.42
(Recoveries)		59	$71,326.12
Net Loss for Current Collection Period			$75,213.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2262%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.7274%
Second Prior Collection Period			-0.0060%
Prior Collection Period			0.2179%
Current Collection Period			0.2321%
Four Month Average (Current and Prior Three Collection Periods)			-0.0708%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,579	$6,894,220.50
(Cumulative Recoveries)			$1,571,273.93
Cumulative Net Loss for All Collection Periods			$5,322,946.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4661%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,366.19
Average Net Loss for Receivables that have experienced a Realized Loss			$3,371.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	147	$3,308,605.39
61-90 Days Delinquent	0.13%	21	$486,139.05
91-120 Days Delinquent	0.04%	4	$156,953.01
Over 120 Days Delinquent	0.12%	19	$468,161.05
Total Delinquent Receivables	1.17%	191	$4,419,858.50

Repossession Inventory:
Repossessed in the Current Collection Period		4	$110,392.91
Total Repossessed Inventory		8	$189,022.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1782%
Prior Collection Period			0.1609%
Current Collection Period			0.2022%
Three Month Average			0.1804%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2935%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	27

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$1,648,574.44
2 Months Extended	91	$2,161,850.32
3+ Months Extended	14	$329,780.95

Total Receivables Extended	183	$4,140,205.71

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer